Note 38 - Dividend income (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Dividens Revenue Line Items
Dividend income	€ 162,000,000	€ 157,000,000	€ 334,000,000
Financial assets at fair value through profit or loss not classified as held for trading [Member]
Dividens Revenue Line Items
Dividend income	26,000,000	19,000,000	145,000,000
Financial Assets At Fair Value Through Other Comprehensive Income Member
Dividens Revenue Line Items
Dividend income	136,000,000	138,000,000	188,000,000
Total Member
Dividens Revenue Line Items
Dividend income	€ 162,000,000	€ 157,000,000	€ 334,000,000